Income taxes	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Income taxes

Note 18	Income taxes

Total income taxes

$ millions, for the year ended October 31	2025	2024
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$15	$(38)
Current income tax expense	2,727	2,294
	2,742	2,256
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(11)	37
Effect of changes in tax rates and laws	2	4
Origination and reversal of temporary differences	(248)	(285)
	(257)	(244)
Total income taxes	2,485	2,012
OCI	397	578
Total comprehensive income	$2,882	$2,590
Components of income tax

$ millions, for the year ended October 31	2025	2024
Current income taxes
Federal (1)	$1,247	$1,242
Provincial	803	795
Foreign	976	671
	3,026	2,708
Deferred income taxes
Federal	(150)	(116)
Provincial	(97)	(82)
Foreign	103	80
	(144)	(118)
Total	$2,882	$2,590

(1)	Includes the impact of global minimum corporate tax (GMT).
We are subject to Canadian taxation on income of foreign branches. Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2025		2024
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$3,040	27.8%	$2,548	27.8%
Income taxes adjusted for the effect of:
Foreign operations subject to different tax rates	(487)	(4.5)	(485)	(5.4)
Other (1)	(68)	(0.6)	(51)	(0.5)
Income taxes in the consolidated statement of income	$2,485	22.7%	$2,012	21.9%

(1)	Includes the impact of GMT and tax-exempt income. Prior year amounts have been revised to conform to the presentation adopted in 2025.

Deferred income taxes
Sources of and movement in deferred tax assets and liabilities

$ millions, for the year ended October 31, 2025	Net asset Nov. 1, 2024	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2025

Deferred tax assets
Allowance for credit losses	$440	$2	$–	$2	$444
Deferred compensation	728	196	–	57	981
Financial instruments revaluation	8	10	(15)	(3)	–
Deferred income	248	49	–	(9)	288
Other	197	22	(3)	12	228
	$1,621	$279	$(18)	$59	$1,941

Deferred tax liabilities
Intangible assets	$(402)	$20	$–	$–	$(382)
Property and equipment	(90)	6	–	–	(84)
Pension and employee benefits	(218)	(6)	(66)	(1)	(291)
Goodwill	(93)	(1)	–	–	(94)
Financial instruments revaluation	(12)	(1)	(33)	4	(42)
Other	(34)	(40)	4	2	(68)
	$(849)	$(22)	$(95)	$5	$(961)
Total net deferred tax assets	$772	$257	$(113)	$64	$980

(1)	Includes foreign currency translation adjustments.

$ millions, for the year ended October 31, 2024	Net asset Nov. 1, 2023	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2024

Deferred tax assets
Allowance for credit losses	$401	$38	$–	$1	$440
Deferred compensation	427	255	–	46	728
Financial instruments revaluation	91	(19)	(59)	(5)	8
Deferred income	235	13	–	–	248
Other	158	31	2	6	197
	$1,312	$318	$(57)	$48	$1,621

Deferred tax liabilities
Intangible assets	$(392)	$(10)	$–	$–	$(402)
Property and equipment	(67)	(22)	–	(1)	(90)
Pension and employee benefits	(132)	(19)	(68)	1	(218)
Goodwill	(91)	(1)	–	(1)	(93)
Financial instruments revaluation	(13)	–	–	1	(12)
Other	(10)	(22)	1	(3)	(34)
	$(705)	$(74)	$(67)	$(3)	$(849)
Total net deferred tax assets	$607	$244	$(124)	$45	$772

(1)	Includes foreign currency translation adjustments.
Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $980 million (2024: $772 million) are presented in the consolidated balance sheet as deferred tax assets of $1,027 million (2024: $821 million) and deferred tax liabilities of $47 million (2024: $49 million).
The deferred tax effect of tax loss carryforwards related to operating losses is $13 million (2024: $12 million), of which $1 million relates to the U.S., $7 million relates to Canada, and $5 million relates to the Caribbean
, which
expire in various years commencing in 2025.
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $598 million as at October 31, 2025 (2024: $735 million), of which $60 million (2024: $3 million) relates to the U.S. region and $538 million (2024: $732 million) relates to the Caribbean region, which will generally expire within 7 to 10 years.
The amount of unused capital tax losses for which deferred tax assets have not been recognized was $482 million as at October 31, 2025 (2024: $482 million). These unused capital tax losses relate to Canada.
Tax examinations and disputes
The CRA has reassessed CIBC’s 2011–2020 taxation years for approximately
$1,918
million of income taxes related to the denial of deductions of certain dividends. Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in respect of its 2011 taxation year to put the matter in litigation. CIBC is confident that its tax filings are appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.
As previously reported, CIBC has potential aggregate exposure remaining in respect of foreign exchange capital loss matters of approximately $76 million. No amounts have been accrued in the consolidated financial statements.
Global Minimum Tax
On June 20, 2024, Canada enacted the
Global Minimum Tax Act
to adopt the Organisation for Economic Co-operation and Development’s Pillar Two, which implements a
15
% global minimum corporate tax (GMT) on certain multinational enterprises. These rules applied to CIBC as of November 1, 2024.
The IASB previously issued “International Tax Reform – Pillar Two Model Rules”, which amended IAS 12 to provide a temporary exception from the recognition and disclosure
of deferred taxes arising from the implementation of Pillar Two Model Rules, which CIBC has applied.
The impact of GMT on CIBC’s consolidated tax rate is within a
1
% range for the year ended October 31, 2025.